PGIM Jennison Financial Services Fund Expense Example, No Redemption - PGIM Jennison Financial Services Fund	Jan. 28, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 676
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,229
Expense Example, No Redemption, 10 Years	2,042
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	694
Expense Example, No Redemption, 5 Years	1,190
Expense Example, No Redemption, 10 Years	2,324
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	972
Expense Example, No Redemption, 10 Years	2,138
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	106
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,271
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	463
Expense Example, No Redemption, 5 Years	849
Expense Example, No Redemption, 10 Years	$ 1,930